Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A ("Amendment No. 1") amends the Current Report on Form 8-K of Gryphon Digital Mining, Inc. ("Gryphon"), filed June 10, 2025 (the "Original Report"), in which Gryphon disclosed, among other events, information on American Bitcoin Corp., a Delaware corporation ("ABTC"), and risks and financial information related to the transactions contemplated by the Agreement and Plan of Merger (the "Merger Agreement"), dated as of May 9, 2025, by and among Gryphon, GDM Merger Sub I Inc., a Delaware corporation and wholly owned direct subsidiary of Gryphon, GDM Merger Sub II LLC, a Delaware limited liability company and wholly owned direct subsidiary of Gryphon, and ABTC (the "Mergers"). This Amendment No. 1 is being filed solely for the purpose of updating certain items in the Original Report under Item 9.01. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at Gryphon or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Amendment No. 1. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Document Period End Date	Jun. 06, 2025
Entity File Number	001-39096
Entity Registrant Name	GRYPHON DIGITAL MINING, INC.
Entity Central Index Key	0001755953
Entity Tax Identification Number	83-2242651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 N. Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	945-2700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRYP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false